Condensed Statements Of Consolidated Comprehensive Income (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Condensed Statements Of Consolidated Comprehensive Income [Abstract]
Net income	$ 158	$ 146	$ 355	$ 329	$ 432	$ 349	$ 367
Cash flow hedges (Notes 1 and 6):
Net decrease in fair value of derivatives							(29)
Derivative value net loss recognized in net income					2	3
Cash flow hedges - derivative value net loss recognized in net income	1	1	2	3	2	3	(29)
Defined benefit pension plans	(1)		(1)	(1)	(19)	(3)
Total other comprehensive income (loss)		1	1	2	(17)		(29)
Comprehensive income	$ 158	$ 147	$ 356	$ 331	$ 415	$ 349	$ 338